Segments, Customers And Geographic Information (Tables)	12 Months Ended
Dec. 31, 2013
Segments, Customers And Geographic Information [Abstract]
Schedule Of Revenues From Sales To Unaffiliated Customers
The following tables present total revenues for the years ended December 31, 2011, 2012 and 2013 and long-lived assets as of December 31, 2011, 2012 and 2013:

	Year ended December 31,
	2011	2012	2013

Revenues from sales to unaffiliated customers:

North America	$46,442	$40,496	$35,584
Europe	101,324	97,133	62,914
Africa	57,701	58,212	73,735
Asia-Pacific and Middle East	90,461	70,704	40,731
India	44,608	54,358	26,646
Latin America	104,733	125,748	122,162

	$445,269	$446,651	$361,772

Property and equipment, net, by geographic areas:

Israel	$22,502	$27,837	$30,759

Others	7,963	5,805	4,486

	$30,465	$33,642	$35,245